Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents
Schedule of cash and cash equivalents

	As of	As of
	December 31,	December 31,
	2017	2018
Correspondent accounts with CBR	6,522	5,587
Сash with banks and on hand	4,063	13,119
Short-term CBR deposits	6,500	21,000
Other short-term bank deposits	1,322	1,267
Less: Allowance for ECL/impairment losses	(1)	(7)
Total cash and cash equivalents	18,406	40,966